Related Party Balances and Transactions - Schedule of Transactions with Related Parties (Details) - Related Party [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses (1):
Cost of revenues	[1]	$ 52	$ 58	$ 205
Operating expenses:
Research and development, net		115	118	249
Sales and marketing		1,331	663	119
General and administrative		$ 17	$ 15	$ 545

[1]	Including utilities expenses charged to the related party and reimbursed by the Company.